LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2021	2020
Senior Notes
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,798)	$1,095,202	$—
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $3,658 and $4,566, respectively)	496,342	495,434
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,186 and $4,738, respectively)	495,814	495,262
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165)	—	593,835

Credit Facilities
2016 Studio City Credit Facilities (1)	128	129

	$2,087,486	$1,584,660

Note
(1)
As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $389 and $440 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2021 are as follows:

Year ending December 31,
2022	$—
2023	—
2024	—
2025	500,000
2026	—
Over 2026	1,600,128

$2,100,128